Filed Pursuant to Rule 497(c)
1933 Act File No. 333-62298
1940 Act File No. 811-10401

ALLIANCEBERNSTEIN/TWM GLOBAL EQUITY
& COVERED CALL STRATEGY FUND

On behalf of AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund and pursuant to Rule 497(c) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in a supplement, dated February 26, 2013, to the Prospectus for the AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund, which was filed pursuant to Rule 497(c) on March 1, 2013.  The purpose of this filing is to submit the 497(c) filing dated February 26, 2013 in XBRL for the AllianceBernstein/TWM Global Equity & Covered Call Strategy Fund.

The XBRL exhibits attached hereto consist of the following:

Exhibit	Exhibit No.

Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LAB

Presentation Linkbase Document	EX-101.PRE